Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies
Major Charterers
Charterer	2013	2012
A	61%	58%
B	39%	16%
C	-	26%
	100%	100%